Concentrations (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2010
Concentrations [Abstract]
Annual revenues percentage	10.00%
Number of customers	3	4	3
Revenue percentage	77.00%	56.00%	46.00%	1.95%